The Group's maximum exposure to unconsolidated structured entities	12 Months Ended
Dec. 31, 2020
The Group's maximum exposure to unconsolidated structured entities
The Group's maximum exposure to unconsolidated structured entities

36         The Group’s maximum exposure to unconsolidated structured entities

The Group has determined that all of assets management products managed by the Group and its investments in wealth management products, which are not controlled by the Group, are unconsolidated structured entities.

The Group invests in wealth management products managed by related parties for treasury management purposes. The Group also managed some assets management fund products as fund manager to generate fees from managing assets on behalf of other investors, mainly Ping An Group and its subsidiaries. The assets management fund products are financed by capital contribution from investors.

The following table shows the Group’s maximum exposure to the unconsolidated structured entities which represents the Group’s maximum possible risk exposure that could occur as a result of the Group’s arrangements with structured entities. The maximum exposure is contingent in nature and approximates the sum of direct investments made by the Group. The direct investments made by the Group are classified as FVPL.

The size of unconsolidated structured entities and the Group’s funding and maximum exposure are shown below:

	Unconsolidated structured entities
			The Group's
		Carrying	maximum	Interest held
December 31, 2019	Size	amount	exposure	by the Group
	RMB’000	RMB’000	RMB’000
Asset management products managed by the Group	2,315,000	—	—	Service fee
Asset management products managed by related parties	Note a	166,235	166,235	Investment income
Wealth management products managed by related parties	Note a	1,489,274	1,489,274	Investment income
Wealth management products managed by third party	Note b	34,020	34,020	Investment income

	Unconsolidated structured entities
			The Group’s
		Carrying	maximum	Interest held
December 31, 2020	Size	amount	exposure	by the Group
	RMB’000	RMB’000	RMB’000
Asset management products managed by the Group	1,989,856	—	—	Service fee
Asset management products managed by related parties	Note a	963,050	963,050	Investment income
Wealth management products managed by related parties	Note a	524,145	524,145	Investment income

Note a:    These asset management products and wealth management products are sponsored by related financial institutions and the information related to size of these structured entities were not publicly available. The carrying amount is recorded in financial assets at fair value through profit or loss.

Note b:   The wealth management product is sponsored by Guangdong Huaxing Bank and the information related to size of the structured entity was not publicly available. The carrying amount is recorded in financial assets at fair value through profit or loss.